Taxes	12 Months Ended
Dec. 31, 2023
Taxes [Abstract]
TAXES

NOTE 13 – TAXES

Corporation Income Tax (“CIT”)

The Company is subject to income taxes on an entity basis on income derived from the location in which each entity is domiciled.

Mingteng International is incorporated in Cayman Islands as an offshore holding company and is not subject to tax on income or capital gains under the laws of the Cayman Islands.

Mingteng International HK is incorporated in Hong Kong as a holding company with no activities. Under the Hong Kong tax laws, an entity is not subject to income tax if no revenue is generated in Hong Kong.

Under the Enterprise Income Tax (“EIT”) Law of the PRC, domestic enterprises and Foreign Investment Enterprises (the “FIE”) are usually subject to a unified 25% EIT rate while preferential tax rates, tax holidays, and even tax exemptions may be granted on case-by-case basis. The PRC tax authorities grant preferential tax treatment to High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. Since Wuxi Mingteng Mould was approved as an HNTE in December 2019, Wuxi Mingteng Mould is entitled to a reduced income tax rate of 15% beginning December 2019 and is able to enjoy the reduced income tax rate through December 2022. Wuxi Mingteng Mould reapplied to obtain the recognition of HNTE and the preferential rate of 15% was extended to November 2025.

The provision for income taxes consisted of the following:

	For the years ended December 31,
	2023	2022
Current tax provision:
Cayman Islands	$-	$-
Hong Kong	-	-
China	363,605	331,688
Deferred tax (benefit):	-	-
Cayman Islands	-	-
Hong Kong	-	-
China	(19,019)	(4,304)
Income tax provision	$344,586	$327,384

The following table reconciles the PRC statutory rate to the Company’s effective tax rate:

	For the years ended December 31,
	2023	2022
PRC statutory tax rate	25.0%	25.0%
Additional deduction of research and development expenses	(8.2)%	(5.4)%
Non-deductible expenses	1.2%	0.2%
Effect of PRC preferential tax rate	(3.2)%	(8.8)%
Non-PRC entities loss not subject to PRC tax	3.9%	2.3%
Effective tax rate	18.7%	13.3%

For the years ended December 31, 2023 and 2022, the tax saving as the result of the favorable tax rate amounted to $161,637 and $218,256, respectively, and the per share effect of the favorable tax rate was $0.03 and $0.04, respectively.

Deferred tax assets and liabilities

Components of deferred tax assets and liabilities were as follows:

	As of December 31,
	2023	2022
Allowance for doubtful debt	$3,460	$4,289
Inventories valuation allowance	2,709	1,854
Depreciation	(253,062)	-
Net deferred tax (liabilities) assets	$(246,893)	$6,143

The movement of deferred tax liabilities and assets is as follows:

	As of December 31,
	2023	2022
Balance at beginning of the year	$6,143	$2,169
Current year (reduction) addition	(254,224)	4,304
Foreign exchange difference	1,188	(330)
Balance at end of the year	$(246,893)	$6,143